Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

14. Other payables and accrued liabilities

The components of accrued expenses and other liabilities are as follows:

	December 31,	December 31,
	2010	2011
	US$	US$
Contract deposit	22,366,622	25,633,930
Accrued expense	6,968,104	10,893,610
Deed tax and maintenance fund withheld for customer	3,707,310	5,805,077
Bidding deposit	864,769	843,960
Welfare	1,672,667	1,758,094
Other tax payable	2,625,482	4,473,315
Others	957,356	1,562,509

Total	39,162,310	50,970,495